Partners' Capital - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended			24 Months Ended
	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Oct. 24, 2016
Equity offering (adjusted for the March 2019 Reverse Split)						40,528
Class B Convertible Preferred Unit Subscription Agreement
Class B convertible preferred unit issued					24,655,554
Conversion price of the Preferred units					$ 9
Preferred units conversion rate					1
May 23, June 6, 2012 and 2013 Class B Convertible Preferred Units Subscription Agreements Conversion Terms		Commencing on May 23, 2015, in the event the 30-day volume-weighted average trading price (“VWAP”) and the daily VWAP of the Common Units on the National Securities Exchange on which the Common Units are listed or admitted to trading exceeds 130% of the then applicable Conversion Price for at least 20 Trading Days out of the 30 consecutive Trading Day period used to calculate the 30-day VWAP (the “Partnership Mandatory Conversion Event”) the Partnership acting pursuant to direction and approval of the Conflicts Committee (following consultation with the full board of directors), shall have the right to convert the Class B Convertible Preferred Units then outstanding in whole or in part into Common Units at the then-applicable Conversion Ratio. The holders of the outstanding Class B Convertible Preferred Units as of an applicable record date shall be entitled to receive, when, as and if authorized by the Partnership’s board of directors or any duly authorized committee, out of legally available funds for such purpose, (a) first, the minimum quarterly Class B Convertible Preferred Unit Distribution Rate on each Class B Convertible Preferred Unit and (b) second, any cumulative Class B Convertible Preferred Unit Arrearage then outstanding, prior to any other distributions made in respect of any other Partnership Interests pursuant to the Agreements in cash. The minimum quarterly Class B Convertible Preferred Unit Distribution Rate shall be payable quarterly which is generally expected to be February 10, May 10, August 10 and November 10, or, if any such date is not a business day, the next succeeding business day.
CMTC
Interest of CGP in the partnership		1.71%
Minimum | CMTC | Right waived
Distribution target amount per unit (adjusted for the March 2019 Reverse Split)		$ 1.6975
Maximum | CMTC | Right waived
Distribution target amount per unit (adjusted for the March 2019 Reverse Split)		$ 1.75
The "ATM Offering" | UBS Securities LLC ("UBS")
Equity offering (adjusted for the March 2019 Reverse Split)			736,008	200,212
Net proceeds from equity offering			$ 17,815	$ 4,546
Maximum proceeds from the issuance of new common units	$ 50,000
Offering expenses			$ 176	$ 890
The "ATM Offering" | Maximum | UBS Securities LLC ("UBS")
Commission percentage		2.00%